CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2025	2024
ASSETS
Cash and cash equivalents	$673	$1,968
Other receivables, net	—	—
Amounts due from related parties	95,149	57,589
Total assets	$95,822	$59,557

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$6,012	$5,138
Amounts due to related parties	—	—
Convertible note	—	635
Deficits in investment in subsidiaries	67,882	40,589
Warrant liabilities	—	22
Total liabilities	73,894	46,384

Shareholders’ equity
Class A Ordinary Shares (par value of $1.35 per shares; 1,015,049,250 shares authorized, 21,279,792 and 182,972 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	28,728	247
Class B Ordinary Shares (par value of $1.35 per shares; 100,000,000 shares authorized, 2,170,001 and 36,667 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	2,930	50
Series D convertible preferred shares (par value of $0.0001, 6,000 shares and 6,000 shares authorized, issued and outstanding as of December 31, 2025 and 2024, respectively.)	1	1
Series F convertible preferred shares (par value of 0.00005, 50,005 shares authorized, 30,500 and 42,500 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	—	1
Series G convertible preferred shares (par value of 0.00075, 50,000 shares and 50,000 shares authorized, 12,800 and 12,800 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	1	1
Series H convertible preferred shares (par value of 0.00075, 50,000 shares and 50,000 shares authorized, 7,366 and 7,366 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	1	1
Series I convertible preferred shares (par value of 0.00075, 50,000 shares and 50,000 shares authorized, 10,000 and nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)	—	—
Additional paid-in capital	437,639	406,344
Subscription receivable	(17,900)	(17,900)
Statutory reserve	8	8
Accumulated deficit	(431,450)	(377,543)
Accumulated other comprehensive income	1,970	1,963
TOTAL KAIXIN HOLDINGS’ SHAREHOLDERS’ EQUITY	21,928	13,173
TOTAL LIABILITIES AND EQUITY	$95,822	$59,557

Schedule of CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2025	2024	2023
Operating expenses:
Share of loss of subsidiaries	$(27,292)	$(28,151)	$(40,402)
General and administrative expenses	(26,609)	(12,817)	(13,140)
Other expenses	(6)	(13)	(12)
Loss Before Income Tax Expenses	(53,907)	(40,981)	(53,554)
Income tax expenses	—	—	—
Net Loss	(53,907)	(40,981)	(53,554)

Schedule of CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2025	2024	2023
Cash flows used in operating activities	$(1,235)	$(2,119)	$(1,016)
Cash flows provided by investing activities	—	—	—
Cash flows (used in) provided by financing activities	(60)	3,917	1,015
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,295)	1,798	(1)
Cash, cash equivalents and restricted cash, at beginning of year	1,968	170	171
Cash, cash equivalents and restricted cash, at end of year	$673	$1,968	$170